Selected Quarterly Financial Data (Unaudited) (Schedule of Selected Quarterly Financial Data (Unaudited)) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Line Items]
Total revenue	$ 46,467	$ 46,569	$ 45,518	$ 43,950	$ 41,294	$ 37,266	$ 36,205	$ 27,602	$ 24,022	$ 177,332	$ 125,095	$ 56,431
Total expenses	(32,271)	(30,627)	(28,863)	(28,556)	(26,049)	(23,926)	(23,980)	(17,888)	(15,467)	(114,095)	(81,261)	(40,744)
Income from operations	14,196	15,942	16,655	15,394	15,245	13,340	12,225	9,714	8,555	63,237	43,834	15,687
Interest and other expense, net	(9,835)	(9,476)	(8,938)	(8,208)	(7,741)	(6,932)	(6,786)	(5,073)	(3,764)	(34,364)	(22,555)	(4,390)
Net income attributable to common stockholders	$ 4,361	$ 6,466	$ 7,717	$ 7,186	$ 7,504	$ 6,408	$ 5,439	$ 4,641	$ 4,791	$ 28,873	$ 21,279	$ 11,297
Net income per common share attributable to common stockholders:
Basic (in dollars per share)	$ 0.03	$ 0.05	$ 0.06	$ 0.06	$ 0.06	$ 0.05	$ 0.05	$ 0.05	$ 0.06	$ 0.22	$ 0.21	$ 0.17
Diluted (in dollars per share)	$ 0.03	$ 0.05	$ 0.06	$ 0.06	$ 0.06	$ 0.05	$ 0.05	$ 0.05	$ 0.06	$ 0.22	$ 0.21	$ 0.17
Weighted average number of common shares outstanding:
Basic (in shares)	136,179,343	135,271,638	132,467,127	129,926,130	126,384,346	119,651,271	105,388,118	94,910,818	86,482,927	131,040,645	101,714,148	66,991,294
Diluted (in shares)	136,204,843	135,297,138	132,491,755	129,948,432	126,401,940	119,666,234	105,405,297	94,925,665	86,499,543	131,064,388	101,731,944	67,007,124
Previously Reported [Member]
Quarterly Financial Information Disclosure [Line Items]
Total revenue					$ 41,295
Income from operations					15,246
Interest and other expense, net					$ (7,742)